CAPITAL STOCK	12 Months Ended
Dec. 31, 2016
CAPITAL STOCK [Text Block]
8.	CAPITAL STOCK

Issuances of shares

During the year ended December 31, 2016, the Company issued 2,500,000 units at CAD$0.40 per unit for proceeds of $693,728 net of costs. Each unit was comprised of one common share and one half of one common share purchase warrant. Each full purchase warrant is convertible into one common share of the Company at a price of CAD$0.65 for a period of 15 months from closing. The Company also issued 147,000 finders warrants with this financing. Each finders warrant is convertible into one common share of the Company at a price of CAD$0.65 for a period of 15 months from closing.

During the year ended December 31, 2016, the Company issued 408,000 shares at CAD$0.15 per share for proceeds of $48,756 on exercise of stock options.

Cancellation of shares

During the year ended December 31, 2016, a total of 396,000 common shares were re-purchased for $69,774 and cancelled.

Stock options

At June 30, 2011, the Company adopted a new 10% rolling stock option plan (the “2011 Plan”) and cancelled the 2005 equity compensation plan. Pursuant to the 2011 Plan, the Company is entitled to grant options and reserve for issuance up to 10% of the shares issued and outstanding at the time of grant. The terms and conditions of any options granted, including the number and type of options, the exercise period, the exercise price and vesting provisions, are determined by the Compensation Committee which makes recommendations to the board of directors for their approval. The maximum term of options granted cannot exceed 10 years.

The TSX’s rules relating to security-based compensation arrangements require that every three years after the institution of a security-based compensation arrangement which does not have a fixed maximum aggregate of securities issuable, all unallocated options must be approved by a majority of the Company’s directors and by the Company’s shareholders. The Board approved all unallocated options under the Option Plan on March 26, 2014 which was approved by the Company’s shareholders at the annual and special meeting held on June 19, 2014.

At December 31, 2016, the following stock options were outstanding:

Number of	Exercise	Expiry Date
Options	Price

108,000	CDN$0.50	March 5, 2017
162,000	CDN$0.15	March 12, 2017
54,000	CAD$0.50	June 1, 2020
63,000	CDN$0.15	June 1, 2020
48,000	CDN$0.225	June 1, 2020
90,000	CDN$0.50	July 1, 2020
30,000	CDN$0.50	March 1, 2021
100,000	CDN$0.225	March 1, 2021
108,000	CDN$0.15	June 10, 2021
382,000	CDN$0.15	December 31, 2022
250,000	CDN$0.20	October 8, 2025
400,000	CDN$0.40	May 5, 2026
125,000	CDN$0.65	July 25, 2021

Stock option transactions and the number of stock options outstanding are summarized as follows:

	December 31, 2016		December 31, 2015		December 31, 2014
		Weighted		Weighted		Weighted
	Number	Average	Number	Average	Number	Average
	of	Exercise	of	Exercise	of	Exercise
	Options	Price	Options	Price	Options	Price
Outstanding, beginning of year	2,235,000	$0.16	2,426,000	$0.43	2,489,000	$1.03
Granted	525,000	$0.36	250,000	$0.15	108,000	$0.43
Exercised	(408,000)	$0.12	—	—	—	—
Cancelled/Expired	(432,000)	$0.16	(441,000)	$0.36	(171,000)	$1.90
Outstanding, end of year	1,920,000	$0.23	2,235,000	$0.16	2,426,000	$0.43

Exercisable, end of year	1,920,000	$0.23	2,235,000	$0.16	2,426,000	$0.43

The aggregate intrinsic value for options vested and for total options as of December 31, 2016 is approximately $57,059 (December 31, 2015 - $nil, December 31, 2014 - $nil). The weighted average contractual term of stock options outstanding and exercisable as at December 31, 2016 is 5.60 years (December 31, 2015 – 3.67 years, December 31, 2014 – 5.05 years).

The fair value of stock options granted, vested, and modified during the year ended December 31, 2016 was $104,519 (year ended December 31, 2015 - $124,458, December 31, 2014 - $108,302) which has been included in general and administrative expense.

During the year ended December 31, 2015, the Company re-priced 424,000 options previously granted to insiders of the Company and 48,000 options previously granted to non-insiders of the Company. The options were re-priced to $0.18 (CAD$0.225), resulting in a charge of $20,202 during the year.

During the year ended December 31, 2015, the Company re-priced 1,231,000 options previously granted to insiders of the Company to $0.12 (CAD$0.15), resulting in a charge of $86,081 during the year.

During the year ended December 31, 2014, 2,147,000 options previously granted to insiders of the Company and 171,000 options previously granted to non-insiders of the Company were re-priced to $0.43 (CAD$0.50), resulting in a charge of $59,304 during the year.

The following assumptions were used for the Black-Scholes valuation of stock options amended during the years ended December 31, 2015 and December 31, 2014:

	2016	2015	2014

Risk-free interest rate	N/A	0.26% - 1.64%	1.25%
Expected life	N/A	0.8 to 5 years	5.0 years
Annualized volatility	N/A	58% - 74%	45%
Dividend rate	N/A	—	—

There were 400,000 option grants during 2016 to an insider of the Company at $0.31 (CAD$0.40) . A further 125,000 options were granted during 2016 to a consultant of the company at $0.50 (CAD$0.65) . During the year ended December 31, 2015, the Company granted 250,000 options to insiders of the Company at $0.15 (CAD$0.20) . During the year ended December 31, 2014, the Company granted 108,000 options to an insider of the Company at $0.43 (CAD$0.50) . The following assumptions were used for the Black-Scholes valuation of stock options granted during the years ended December 31, 2016, December 31, 2015, and December 31, 2014:

	2016	2015	2014

Risk-free interest rate	1.75%	1.75%	1.75%
Expected life	4 to 7.5 years	7.5 years	7.5 years
Annualized volatility	61% - 65%	68%	95%
Dividend rate	—	—	—

The weighted average fair value of options granted in 2016 was $104,519 (2015 - $124,458. 2014 - $108,302).

Warrants

At December 31, 2016, the following warrants were outstanding:

Number of Warrants	Exercise Price	Expiry Date
1,397,000	CAD$0.65	August 25, 2017

Warrant transactions and the number of warrants outstanding are summarized as follows:

	2016		2015	2014

Balance, beginning of period	—		—	964.500	CAD$1.00
Issued	1,397,000	CAD$0.65	—	—
Exercised	—		—	—
Expired	—		—	(964,500)
Balance, end of period	1,397,000	CAD$0.65	—	—

Under US GAAP when the strike price of the warrants is denominated in a currency other than an entity's functional currency, the warrants would not be considered indexed to the entity’s own stock, and would consequently be considered to be a derivative liability. The common share purchase warrants described above are denominated in CAD dollars and the Company’s functional currency is the US dollar. As a result, the Company determined that these warrants are not considered indexed to the Company’s own stock and characterized the fair value of these warrants as derivative liabilities upon issuance. The derivative will be subsequently marked to market through income.

The Company determined that the fair value of the warrant liability using the Black-Scholes Options Pricing Model at May 25, 2016 to be $70,712. The fair value of the warrants has been estimated at December 31, 2016 using the Black-Scholes Options Pricing Model was $1,000.

The Company recorded the full value of the derivative as a liability at issuance and recognized the amount as financing expense in the consolidated statement of operations. At December 31, 2016, the fair value adjustment was recognized in the consolidated statement of operations.